Consolidated Statements Of Operations (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Revenues
Natural gas	$ 74,627	$ 91,978
Natural gas liquids	117,794	108,842
Gathering and transportation	13,855	5,461
Coal royalties	33,159	38,991
Other	6,982	8,255
Total revenues	246,417	253,527
Expenses
Cost of gas purchased	165,464	170,255
Operating	15,903	13,073
General and administrative	12,044	10,970
Impairments	124,845
Depreciation, depletion and amortization	23,853	21,244
Total expenses	342,109	215,542
Operating income (loss)	(95,692)	37,985
Other income (expense)
Interest expense	(9,817)	(10,850)
Derivatives	(4,951)	(19,761)
Other	116	137
Net income (loss)	(110,344)	7,511
Net loss attributable to noncontrolling interests, pre-merger		664
Net income (loss) attributable to Penn Virginia Resource Partners, L.P.	$ (110,344)	$ 8,175
Basic net income (loss) per limited partner unit	(1.39)	0.17
Diluted net income (loss) per limited partner unit	(1.39)	0.17
Weighted average number of units outstanding, basic	79,301	46,426
Weighted average number of units outstanding, diluted	79,340	46,426